CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF OPERATIONSCONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)
REVENUE, NET	$ 82,840	$ 253,840	$ 1,207
Cost of revenues	82,194	248,583	1,207
GROSS PROFIT	646	5,257
Selling and marketing expenses	2,097	481	11
General and administrative expenses	46,488	43,734	265
Impairment of goodwill		143,655
Total operating expenses	48,585	187,870	276
LOSS FROM OPERATIONS	(47,939)	(182,613)	(276)
Other income (expenses), net	728	(4)	25
Foreign currency exchange gain (loss)	(139)	(432)	86
Interest expense, net	(1,034)	(245)	(1)
Gain on disposal of subsidiaries	1,578
Change in fair value of warrants	316	1,995
Impairment of prepaid expenses and other current assets	(22,921)	(4,216)
Provision for dealership settlement	(15,134)	(11,142)
LOSS BEFORE INCOME TAX PROVISION	(84,545)	(196,657)	(166)
Income tax benefit (expenses)	(74)	729
NET LOSS	(84,619)	(195,928)	(166)
Less: net income attributable to non-controlling interests	87	651
NET LOSS ATTRIBUTABLE TO KAIXIN'S SHAREHOLDERS	(84,706)	(196,579)	(166)
Other comprehensive income
Foreign currency translation adjustment	1,866	512	181
COMPREHENSIVE INCOME (LOSS)	(82,753)	(195,416)	15
Less: comprehensive income attributable to non-controlling interest	(940)	768
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO KAIXIN'S SHAREHOLDERS	$ (81,813)	$ (196,184)	$ 15
Net loss per share
Net loss per share - basic	$ (0.0004)	$ (1.7181)	$ (0.0022)
Net loss per share - diluted	$ (0.0004)	$ (1.7181)	$ (0.0022)
Weighted average shares used in calculating net loss per share
Weighted average shares used in calculating net loss per share - Basic	200,167,152	114,416,353	74,035,502
Weighted average shares used in calculating net loss per share - Diluted	200,167,152	114,416,353	74,035,502